Dividends	12 Months Ended
Jun. 30, 2018
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Dividends

16    Dividends

	Year ended 30 June 2018		Year ended 30 June 2017		Year ended 30 June 2016
	Per share	Total	Per share	Total	Per share	Total
	US cents	US$M	US cents	US$M	US cents	US$M
Dividends paid during the period (1)
Prior year final dividend	43	2,291	14	746	62	3,299
Interim dividend	55	2,930	40	2,125	16	855

	98	5,221	54	2,871	78	4,154

(1)	5.5 per cent dividend on 50,000 preference shares of £1 each determined and paid annually (2017: 5.5 per cent; 2016: 5.5 per cent).

Dividends paid during the period differs from the amount of dividends paid in the Cash Flow Statement as a result of foreign exchange gains and losses relating to the timing of equity distributions between the record date and the payment date.

The Dual Listed Company merger terms require that ordinary shareholders of BHP Billiton Limited and BHP Billiton Plc are paid equal cash dividends on a per share basis. Each American Depositary Share (ADS) represents two ordinary shares of BHP Billiton Limited or BHP Billiton Plc. Dividends determined on each ADS represent twice the dividend determined on BHP Billiton Limited or BHP Billiton Plc ordinary shares.

Dividends are determined after period-end and announced with the results for the period. Interim dividends are determined in February and paid in March. Final dividends are determined in August and paid in September. Dividends determined are not recorded as a liability at the end of the period to which they relate. Subsequent to year-end, on 21 August 2018, BHP Billiton Limited and BHP Billiton Plc determined a final dividend of 63 US cents per share (US$3,354 million), which will be paid on 25 September 2018 (30 June 2017: final dividend of 43 US cents per share – US$2,289 million; 30 June 2016: final dividend of 14 US cents per share – US$746 million).

BHP Billiton Limited dividends for all periods presented are, or will be, fully franked based on a tax rate of 30 per cent.

	2018	2017	2016
	US$M	US$M	US$M
Franking credits as at 30 June	10,400	10,155	9,640
Franking credits arising from the payment of current tax	1,330	1,239	81

Total franking credits available (1)	11,730	11,394	9,721

(1)	The payment of the final 2018 dividend determined after 30 June 2018 will reduce the franking account balance by US$867 million.